Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders’ Equity [Abstract]
Schedule of Stock Options

A summary of the status of the Company’s stock options and changes is set forth below:

	Number of Options (#)	Weighted Average Exercise Price ($)	Weighted Average Grant Date Fair Value ($)	Weighted Average Remaining Contractual Life (Years)
Balance - December 31, 2023	2,000,000	2.39	1.20	5.80
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Cancelled	—	—	—	—
Balance - December 31, 2024	2,000,000	2.39	1.20	4.80
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(500,000)	0.54	1.20	—
Cancelled	—	—	—	—
Balance - December 31, 2025	1,500,000	3.00	1.20	5.15
Options exercisable at end of period	700,000	1.	1.20	5.15

Schedule of Warrants

A summary of the status of the Company’s warrants and changes is set forth below:

	Number of Warrants (#)	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Years)
Balance - December 31, 2023	962,463	0.54	7.14
Granted	—	—	—
Exercised	—	—	—
Expired	—	—	—
Cancelled	—	—	—
Balance - December 31, 2024	962,463	0.54	6.14
Granted	—	—	—
Exercised	—	—	—
Expired	—	—	—
Cancelled	—	—	—
Balance - December 31, 2025	962,463	0.54	5.14